Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of research and development expense [text block] [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 19 -	RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands

Payroll and related expenses	999	1,483	1,632
Share-based payment	124	6	13
Subcontractors	911	668	421
Other	168	328	348
	2,202	2,485	2,414